                                 MAINSTAY FUNDS

                Supplement dated August 1, 2007 ("Supplement")
         to the Statement of Additional Information dated March 1, 2006
                       (as revised June 18, 2007) ("SAI")


         This Supplement updates certain information contained in the above-dated SAI of Eclipse Funds and Eclipse Funds Inc. (the "Funds"). You may obtain copies of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

         1. The "Portfolio Managers" section beginning on page 96 of the SAI is revised to include the following information regarding John Butler, Robert J. Centrella, Eileen Cook, Lanette Donovan, and Denise E. Higgins. Information for the portfolio managers below is provided as of May 31, 2007.



                                                                              NUMBER OF ACCOUNTS AND ASSETS FOR
                                                                              WHICH THE ADVISORY FEE IS BASED ON
                                NUMBER OF OTHER ACCOUNTS MANAGED AND                     PERFORMANCE
                                       ASSETS BY ACCOUNT TYPE                            -----------
                                       ----------------------
                   FUNDS
                  MANAGED                                                                             OTHER
                    BY           REGISTERED     OTHER POOLED                        REGISTERED        POOLED
  PORTFOLIO      PORTFOLIO       INVESTMENT      INVESTMENT                         INVESTMENT      INVESTMENT        OTHER
   MANAGER        MANAGER         COMPANY         VEHICLES       OTHER ACCOUNTS       COMPANY        VEHICLES        ACCOUNTS
   -------        -------         -------         --------       --------------       -------        --------        --------
John Butler    All Cap            0 RICs,            0           21 Accounts,            0              0               0
               Growth Fund         $0.0                          $1,419,978,136

Robert J.      All Cap            4 RICs,            0           21 Accounts,            0              0               0
Centrella      Growth Fund     $2,536,504,734                    $1,419,978,136

Eileen Cook    All Cap            0 RICs,            0           21 Accounts,            0              0               0
               Growth Fund          $0.0                         $1,419,978,136

Lanette        All Cap            0 RICs,            0           21 Accounts,            0              0               0
Donovan        Growth Fund         $0.0                          $1,419,978,136

Denise E.      All Cap            2 RICs,            0           21 Accounts,            0              0               0
Higgins        Growth Fund     $397,944,169                      $1,419,978,136



As of May 31, 2007, the dollar range of fund securities beneficially owned by Mr. Butler, Mr. Centrella, Ms. Cook, Ms. Donovan and Ms. Higgins, respectively, in the Fund ($1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, or over $1,000,000) was as follows:


     PORTFOLIO MANAGER                   FUND                 $ RANGE OF OWNERSHIP
     -----------------                   ----                 --------------------

John Butler                      All Cap Growth Fund           $0

Robert J. Centrella              All Cap Growth Fund           $10,001-$50,000

Eileen Cook                      All Cap Growth Fund           $100,001-$500,000

Lanette Donovan                  All Cap Growth Fund           $1-$10,0000

Denise E. Higgins                All Cap Growth Fund           $100,001-$500,000

         2. Delete any and all references to Investors Bank & Trust Company, and replace with State Street Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, as Custodian for the Funds' assets.





            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.